Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
Recent Accounting Pronouncements
Recent Accounting Pronouncements

2. Recent Accounting Pronouncements

        ASU 2014-04 "Receivables (Topic 310)—Troubled Debt Restructurings by Creditors" ("ASU 2014-04") amends Topic 310 "Receivables" to clarify the terms defining when an in substance repossession or foreclosure occurs, which determines when the receivable should be derecognized and the real estate property is recognized. ASU 2013-04 is effective for annual periods and interim periods within those annual periods beginning after December 15, 2014. The Company is in process of evaluating impact of this pronouncement, however it is not expected to have a significant impact on the consolidated financial statements.

        ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)" ("ASU 2014-09") implements a common revenue standard that clarifies the principles for recognizing revenue. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 establishes a five-step model which entities must follow to recognize revenue and removes inconsistencies and weaknesses in existing guidance. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2016. The Company is in process of evaluating impact of this pronouncement, however it is not expected to have a significant impact on the consolidated financial statements.

        ASU 2014-11 "Transfers and Servicing (Topic 860" ("ASU 2014-11") requires that repurchase-to-maturity transactions be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The amendments to ASU 2014-11 update the accounting for repurchase-to-maturity transactions and link repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements. ASU 2014-11 also requires two new disclosures. The first disclosure requires an entity to disclose information on transfers accounted for as sales that are economically similar to repurchase agreements. The second disclosure provides added transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual and interim periods beginning after December 15, 2014. The Company is in process of evaluating impact of this pronouncement, however it is not expected to have a significant impact on the consolidated financial statements.

        ASU 2014-12 "Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period" ("ASU 2014-12") requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 is intended to resolve the diverse accounting treatments of these types of awards in practice and is effective for annual and interim periods beginning after December 15, 2015. The Company is in process of evaluating impact of this pronouncement, however it is not expected to have a significant impact on the consolidated financial statements.